The Gabelli Global Utility & Income Trust
First Quarter Report
March 31, 2011

Mario J. Gabelli, CFA
To Our Shareholders,
     During the first quarter of 2011, The Gabelli Global Utility & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 5.6% compared with the Standard & Poor’s (“S&P”) 500 Utilities Index of 2.7% and the Lipper Utility Fund Average of 5.4%. The total return for the Fund’s publicly traded shares was 1.2% during the first quarter of 2011.
     Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	5.61%	15.69%	4.15%	6.45%	7.99%
Investment Total Return (c)	1.18	9.35	6.73	8.65	7.00
S&P 500 Index	5.92	15.65	2.35	2.62	4.60
S&P 500 Utilities Index	2.74	12.32	(1.48)	4.70	8.68
Lipper Utility Fund Average	5.36	16.99	0.93	5.76	9.94

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS — 97.9%
		ENERGY AND UTILITIES — 68.6%
		Energy and Utilities: Alternative Energy — 0.3%
		U.S. Companies
7,000		Ormat Technologies Inc.	$177,310

		Energy and Utilities: Electric Transmission and Distribution — 5.6%
		Non U.S. Companies
5,000	(a)	Algonquin Power & Utilities Corp.	26,612
8,775		National Grid plc, ADR	421,551
3,500		Red Electrica Corporacion SA	198,903
		U.S. Companies
4,000		CH Energy Group Inc.	202,160
2,000		Consolidated Edison Inc.	101,440
42,000		NSTAR	1,943,340
38,000		Pepco Holdings Inc.	708,700
1,666		UIL Holdings Corp.	50,846

			3,653,552

		Energy and Utilities: Global Utilities — 0.0%
		Non U.S. Companies
500		Areva SA, Preference†	20,826

		Energy and Utilities: Integrated — 43.0%
		Non U.S. Companies
150,000		A2A SpA	242,978
6,000		Areva SA	266,574
9,000		Chubu Electric Power Co. Inc.	200,168
152,000		Datang International Power Generation Co. Ltd., Cl. H	56,278
2,700		E.ON AG	82,459
9,000		E.ON AG, ADR	276,120
9,760		EDP — Energias de Portugal SA, ADR	378,786
10,000		Electric Power Development Co. Ltd.	308,007
6,000		Emera Inc.	196,122
10,000		Endesa SA	309,869
68,400		Enel SpA	431,171
29,000		Enersis SA, ADR	603,780
140,000		Hera SpA	335,109
10,000		Hokkaido Electric Power Co. Inc.	193,917
10,000		Hokuriku Electric Power Co.	226,497
14,000		Huaneng Power International Inc., ADR	328,860
80,047		Iberdrola SA	696,081
11,000		Iberdrola SA, ADR	381,480
3,000		International Power plc	14,823
28,000		Korea Electric Power Corp., ADR†	342,720
10,000		Kyushu Electric Power Co. Inc.	195,359
10,000		Shikoku Electric Power Co. Inc.	272,061
10,000		The Chugoku Electric Power Co. Inc.	184,900
16,000		The Kansai Electric Power Co. Inc.	348,353
15,000		The Tokyo Electric Power Co. Inc.	84,035
10,000		Tohoku Electric Power Co. Inc.	168,911
5,072		Verbund AG	225,344
		U.S. Companies
2,000		ALLETE Inc.	77,940
22,500		Ameren Corp.	631,575
30,000		American Electric Power Co. Inc.	1,054,200
1,500		Avista Corp.	34,695
7,000		Black Hills Corp.	234,080
500		Cleco Corp.	17,145
500		CMS Energy Corp.	9,820
10,000		Dominion Resources Inc.	447,000
50,000		DPL Inc.	1,370,500
38,000		Duke Energy Corp.	689,700
4,000		El Paso Electric Co.†	121,600
1,334		FirstEnergy Corp.	49,478
44,000		Great Plains Energy Inc.	880,880
22,000		Hawaiian Electric Industries Inc.	545,600
29,500		Integrys Energy Group Inc.	1,490,045
14,000		MGE Energy Inc.	566,860
14,000		NextEra Energy Inc.	771,680
45,000		NiSource Inc.	863,100
13,000		NorthWestern Corp.	393,900
19,500		OGE Energy Corp.	985,920
10,000		Otter Tail Corp.	227,300
1,000		PG&E Corp.	44,180
16,000		Pinnacle West Capital Corp.	684,640
4,200		PPL Corp.	106,260
31,000		Progress Energy Inc.	1,430,340
32,000		Public Service Enterprise Group Inc.	1,008,320
18,000		SCANA Corp.	708,660
45,000		Southern Co.	1,714,950
1,000		TECO Energy Inc.	18,760
30,000		The AES Corp.†	390,000
2,000		The Empire District Electric Co.	43,580
14,000		UniSource Energy Corp.	505,820
15,000		Vectren Corp.	408,000
40,000		Westar Energy Inc.	1,056,800
10,000		Wisconsin Energy Corp.	305,000
40,000		Xcel Energy Inc.	955,600

			28,194,690

		Energy and Utilities: Natural Gas Integrated — 6.4%
		Non U.S. Companies
80,000		Snam Rete Gas SpA	449,647
		U.S. Companies
5,000		Atlas Energy Inc., Escrow† (b)	500
40,000		El Paso Corp.	720,000
1,000		Energen Corp.	63,120
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS (Continued)
		ENERGY AND UTILITIES (Continued)
		Energy and Utilities: Natural Gas Integrated (Continued)
		U.S. Companies (Continued)
18,000		National Fuel Gas Co.	$1,332,000
2,000		ONEOK Inc.	133,760
24,000		Southern Union Co.	686,880
30,000		Spectra Energy Corp.	815,400

			4,201,307

		Energy and Utilities: Natural Gas Utilities — 4.5%
		Non U.S. Companies
1,500		Enagas	33,843
1,890		GDF Suez	77,007
11,454		GDF Suez, ADR	469,614
6,867		GDF Suez, Strips	10
		U.S. Companies
11,500		Atmos Energy Corp.	392,150
3,750		Chesapeake Utilities Corp.	156,075
20,000		Nicor Inc.	1,074,000
5,000		Piedmont Natural Gas Co. Inc.	151,750
10,000		Southwest Gas Corp.	389,700
5,000		The Laclede Group Inc.	190,500

			2,934,649

		Energy and Utilities: Oil — 3.1%
		Non U.S. Companies
1,000		Niko Resources Ltd.	95,926
1,500		PetroChina Co. Ltd., ADR	228,375
10,000		Petroleo Brasileiro SA, ADR	404,300
9,000		Royal Dutch Shell plc, Cl. A, ADR	655,740
		U.S. Companies
2,000		Chevron Corp.	214,860
2,000		ConocoPhillips	159,720
2,000		Devon Energy Corp.	183,540
1,000		Exxon Mobil Corp.	84,130

			2,026,591

		Energy and Utilities: Services — 0.5%
		Non U.S. Companies
10,000		ABB Ltd., ADR†	241,900
		U.S. Companies
2,500		Halliburton Co.	124,600

			366,500

		Energy and Utilities: Water — 3.5%
		Non U.S. Companies
1,500		Consolidated Water Co. Ltd.	16,350
49,000		Severn Trent plc	1,148,437
37,090		United Utilities Group plc	351,943
		U.S. Companies
8,666		Aqua America Inc.	198,365
2,700		California Water Service Group	100,359
4,000		Middlesex Water Co.	72,760
17,000		SJW Corp.	393,550

			2,281,764

		Diversified Industrial — 0.7%
		Non U.S. Companies
9,000		Bouygues SA	432,194

		Environmental Services — 0.6%
		Non U.S. Companies
500		Suez Environnement Co. SA	10,345
12,000		Veolia Environnement	373,119

			383,464

		Independent Power Producers and Energy Traders — 0.4%
		U.S. Companies
12,000		NRG Energy Inc.†	258,480

		TOTAL ENERGY AND UTILITIES	44,931,327

		COMMUNICATIONS — 22.3%
		Cable and Satellite — 6.1%
		Non U.S. Companies
10,000		British Sky Broadcasting Group plc	132,347
10,000		Cogeco Inc.	427,952
2,500		Rogers Communications Inc., Cl. B	91,000
5,400		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	28,315
		U.S. Companies
14,000		Cablevision Systems Corp., Cl. A	484,540
10,000		Comcast Corp., Cl. A, Special	232,200
27,000		DIRECTV, Cl. A†	1,263,600
33,000		DISH Network Corp., Cl. A†	803,880
6,000		EchoStar Corp., Cl. A†	227,100
4,000		Liberty Global Inc., Cl. A†	165,640
4,000		Liberty Global Inc., Cl. C†	159,960

			4,016,534

		Telecommunications — 13.2%
		Non U.S. Companies
25,000		BCE Inc.	908,500
4,000		Belgacom SA	154,956
2,102	(a)	Bell Aliant Inc. (b)(c)	58,192
25,000		BT Group plc, ADR	752,000
38,000		Deutsche Telekom AG, ADR	585,960
3,500		France Telecom SA, ADR	78,785
15,000		Koninklijke KPN NV, ADR	257,250
8,000		Manitoba Telecom Services Inc.	247,963
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
29,651	Orascom Telecom Holding SAE, GDR† (d)(e)	$109,264
45,000	Portugal Telecom SGPS SA	519,373
1,300	Swisscom AG	579,586
20,000	Telecom Italia SpA	30,753
48,000	Telefonica SA, ADR	1,210,560
11,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	200,860
17,000	Telekom Austria AG	248,632
16,000	VimpelCom Ltd., ADR	225,920
	U.S. Companies
31,000	AT&T Inc.	948,600
70,000	Sprint Nextel Corp.†	324,800
10,000	Telephone & Data Systems Inc.	337,000
22,000	Verizon Communications Inc.	847,880

		8,626,834

	Wireless Communications — 3.0%
	Non U.S. Companies
2,000	America Movil SAB de CV, Cl. L, ADR	116,200
12,000	Millicom International Cellular SA	1,154,040
4,000	Mobile TeleSystems OJSC, ADR	84,920
10,000	Turkcell Iletisim Hizmetleri A/S, ADR	150,300
6,000	Vivo Participacoes SA, ADR	242,280
8,000	Vodafone Group plc, ADR	230,000

		1,977,740

	TOTAL COMMUNICATIONS	14,621,108

	OTHER — 7.0%
	Aerospace — 1.4%
	Non U.S. Companies
90,000	Rolls-Royce Group plc†	893,705

	Building and Construction — 0.1%
	Non U.S. Companies
400	Acciona SA	43,468

	Business Services — 0.2%
	Non U.S. Companies
4,000	Sistema JSFC, GDR (d)	116,400

	Entertainment — 1.6%
	Non U.S. Companies
38,000	Vivendi	1,085,145

	Machinery — 0.8%
	U.S. Companies
6,000	Bucyrus International Inc.	548,700

	Metals and Mining — 0.4%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	275,008

	Real Estate — 0.3%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	194,760

	Specialty Chemicals — 2.0%
	U.S. Companies
10,000	The Lubrizol Corp.	1,339,600

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	135,310

	TOTAL OTHER	4,632,096

	TOTAL COMMON STOCKS	64,184,531

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	78,800

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (b)	38,660

	TOTAL CONVERTIBLE
	PREFERRED STOCKS	117,460

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13† (c)	32,065
2,000	Bharti Airtel Ltd., expire 09/29/14† (c)	16,032

		48,097

	TOTAL WARRANTS	48,097

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$1,154,000	U.S. Treasury Bills,
	0.125% to 0.155%††,
	04/21/11 to 09/22/11	$1,153,552

TOTAL INVESTMENTS — 100.0% (Cost $53,037,260)		$65,503,640

	Aggregate tax cost	$53,099,540

	Gross unrealized appreciation	$14,072,307
	Gross unrealized depreciation	(1,668,207)

	Net unrealized appreciation/depreciation	$12,404,100

Notional		Termination	Unrealized
Amount		Date	Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT
$464,654
(50,000 Shares)	Rolls-Royce Group plc	06/27/11	$31,641

(a)	Denoted in units.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $97,352 or 0.15% of total investments.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $106,289 or 0.16% of total investments.

(d)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2011, the market value of the Regulation S securities amounted to $225,664 or 0.34% of total investments, which were valued under methods approved by Board of Trustees as follows:

				03/31/11
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
29,651	Orascom Telecom Holding SAE, GDR	12/01/08	$155,291	$3.6850
4,000	Sistema JSFC, GDR	09/05/06	100,137	29.1000

(e)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company

Strips	Regular coupon payment portion of security traded separately from the principal portion of the security.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	66.0%	$43,260,771
Europe	26.2	17,136,387
Japan	3.3	2,182,207
Latin America	2.8	1,858,778
Asia/Pacific	1.5	956,233
Africa/Middle East	0.2	109,264

Total Investments	100.0%	$65,503,640

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Natural Gas Integrated U.S. Companies	$3,751,160	—	$500	$3,751,660
Other Industries (a)	60,432,871	—	—	60,432,871

Total Common Stocks	64,184,031	—	500	64,184,531

Convertible Preferred Stocks:
COMMUNICATIONS
Telecommunications U.S. Companies	78,800	—	—	78,800
OTHER
Transportation U.S. Companies	—	$38,660	—	38,660

Total Convertible Preferred Stocks	78,800	38,660	—	117,460

Warrants (a)	—	48,097	—	48,097
U.S. Government Obligations	—	1,153,552	—	1,153,552

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$64,262,831	$1,240,309	$500	$65,503,640

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$31,641	$—	$31,641

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$31,641	$—	$31,641

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change in
										unrealized
										appreciation/
										depreciation
										during the
										period
				Change in						on Level 3
		Accrued		unrealized			Transfers	Transfers	Balance	investments
	Balance as	discounts/	Realized	appreciation/			into	out of	as of	held at
	of 12/31/10	(premiums)	gain/(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy & Utilities:
Natural Gas Integrated U.S. Companies	$—	$—	$—	$500	$0	$—	$—	$—	$500	$500

TOTAL INVESTMENTS IN SECURITIES	$—	$—	$—	$500	$0	$—	$—	$—	$500	$500

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
     There were no Level 3 investments held at December 31, 2010.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2011 are reflected within the Schedule of Investments and further details are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$464,654 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/27/11	$31,641
     The Fund’s volume of activity in equity contract for difference swap agreements during the period ended March 31, 2011 had an average monthly notional amount of approximately $497,984.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized appreciation of derivatives held at March 31, 2011 by primary risk exposure:

Net Unrealized
Asset Derivatives:	Appreciation

Equity Contract	$31,641
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Anthony J. Colavita
     President,
     Anthony J. Colavita, P.C.
James P. Conn
     Former Managing Director &
     Chief Investment Officer,
     Financial Security Assurance Holdings Ltd.
Mario d’Urso
     Former Italian Senator
Vincent D. Enright
     Former Senior Vice President & Chief Financial Officer,
     KeySpan Corp.
Michael J. Melarkey
     Attorney-at-Law,
     Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
      Certified Public Accountant,
      Salibello & Broder LLP
Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
     President
Peter D. Goldstein
     Chief Compliance Officer
Agnes Mullady
     Treasurer & Secretary
David I. Schachter
     Vice President & Ombudsman
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Skadden, Arps, Slate, Meagher & Flom, LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

Common
NYSE Amex–Symbol:	GLU
Shares Outstanding:	3,073,974
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
The NASDAQ symbol for the Net Asset Value is “XGLUX.”
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.